MFS(R) Growth Opportunities Fund

      Supplement to the Current Statement of Additional Information Part I

Effective immediately, the sub-headings entitled "Ownership of Fund Shares" and "Other Accounts", under Appendix C entitled "Portfolio Manager(s)" are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by each of the Fund's portfolio managers as of November 30, 2006. The following dollar ranges apply:

N. None A. $1 - $10,000
B. $10,001 - $50,000 C. $50,001 - $100,000 D. $100,001 - $500,000 E. $500,001 -
$1,000,000 F. Over $1,000,000

----------------------------  ----------------------------------------------
Name of Portfolio Manager       Dollar Range of Equity Securities in Fund
----------------------------  ----------------------------------------------
----------------------------  ----------------------------------------------
Maureen Pettirossi                                  D
----------------------------  ----------------------------------------------

Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of November 30, 2006 were as follows:

---------------- --------------------------------------- -------------------------------------- ----------------------------------
                          Registered Investment Companies        Other Pooled Investment Vehicles              Other Accounts
---------------- --------------------------------------- -------------------------------------- ----------------------------------
---------------- --------------- ----------------------- -------------- ----------------------- -------------- -------------------
Name                     Number of         Total Assets*         Number of         Total Assets         Number of       Total Assets
                         Accounts*                               Accounts                               Accounts
---------------- --------------- ----------------------- -------------- ----------------------- -------------- -------------------
---------------- --------------- ----------------------- -------------- ----------------------- -------------- -------------------
Maureen H. Pettirossi        9              $8.2 billion             0                 N/A                  2          $84.6 million
---------------- --------------- ----------------------- -------------- ----------------------- -------------- -------------------

----------------
*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

                 The date of this Supplement is January 1, 2007.